Share-based compensation - Disclosure of number of free ordinary shares granted (Details) - Free ordinary shares program - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	3,537,321	991,643
Executive Committee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	2,045,739	572,793
Senior Leadership Group
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted (in shares)	1,491,582	418,850